Consolidated Statements Of Cash Flows - Supplemental Disclosures	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Consolidated Statements of Cash Flows - Supplemental Disclosures
Consolidated Statements of Cash Flows

Changes in the components of operating assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2017	2018	2019
Trade accounts receivable and other accounts receivable	$(25,639)	$24,169	$(20,156)
Inventory	(47,967)	(3,390)	1,336
Accounts payable	8,954	21,146	(1,237)
Accrued payroll and benefits	10,596	14,015	4,931
Accrued interest payable	5,014	(7,399)	1,018
Accrued taxes other than income	1,177	1,750	12,914
Deferred revenue	15,904	5,191	(11,431)
Accrued product liabilities	44,559	(20,677)	15,306
Other current and noncurrent assets and liabilities	3,097	(12,559)	5,313
Total	$15,695	$22,246	$7,994

Other current and noncurrent assets and liabilities above exclude certain non-cash items that were reflected in the consolidated balance sheets but were not reflected in the statements of cash flows. At December 31, 2017, 2018 and 2019, the long-term pension and benefits liability was increased by $46.0 million, $2.3 million and $27.0 million, respectively, resulting in a corresponding increase in accumulated other comprehensive loss (“AOCL”).